GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of changes in net carrying amount of goodwill

	Label and	Retail Branding	Industrial and
	Graphic	and Information	Healthcare
(In millions)	Materials	Solutions	Materials	Total
Goodwill as of December 30, 2017	$429.5	$355.4	$200.2	$985.1
Acquisition adjustments(1)	—	—	(17.7)	(17.7)
Translation adjustments	(14.0)	(5.7)	(5.9)	(25.6)
Goodwill as of December 29, 2018	415.5	349.7	176.6	941.8
Translation adjustments	(7.7)	(.4)	(2.9)	(11.0)
Goodwill as of December 28, 2019	$407.8	$349.3	$173.7	$930.8
(1)	Goodwill purchase price allocation adjustments and measurement period adjustments for contingent consideration liabilities related to the acquisition of Yongle Tape.

Summary of the amounts and weighted useful lives of finite-lived intangible assets at acquisition

		Weighted average
		amortization
	Amount	period
	(in millions)	(in years)
Customer relationships	$70.9	16
Patents and other acquired technology	31.9	9
Trade names and trademarks	4.2	6

Schedule of finite-lived intangible assets

	2019			2018
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(In millions)	Amount	Amortization	Amount	Amount	Amortization	Amount
Customer relationships	$319.5	$238.7	$80.8	$322.2	$231.8	$90.4
Patents and other acquired technology	81.7	61.3	20.4	84.0	56.8	27.2
Trade names and trademarks	24.3	19.8	4.5	27.0	21.7	5.3
Other intangibles	.2	.2	—	11.9	11.9	—
Total	$425.7	$320.0	$105.7	$445.1	$322.2	$122.9

Estimated amortization expense for finite lived intangible assets

Estimated
Amortization
(In millions)	Expense
2020	$12.2
2021	11.6
2022	10.6
2023	9.6
2024	8.0